Mezzanine Equity and Series D Convertible Preferred Stock (Details Narrative) (10-K) - USD ($)			3 Months Ended					12 Months Ended
	Nov. 21, 2019	Nov. 15, 2019	Mar. 31, 2020		Dec. 31, 2019		Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Jan. 17, 2020	Jun. 30, 2013
Share issued, price per share							$ 0.40
Proceeds from warrants							$ 2,565,638	$ 2,613,965
Redemption put liability			79,045	[1]	$ 267,399	[2]		267,399	[2]
Shares issued during period, value							$ 4,217,946	$ 4,419,787
Securities Purchase Agreement [Member]
Proceeds from warrants					$ 244,576
Debt conversion price per share					$ 0.40			$ 0.40
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member]
Shares issued during period, new issues, shares	146,998
Proceeds from warrants	$ 6,000,000
Number of shares converted during period	100
Cumulative dividends, percentage	8.00%
Purchase agreement, description	The Series D Shares will be mandatorily converted upon the earlier of 1) the written consent of holders of a majority of Series D shareholders and 2) the common stock is listed and quoted on one of the NASDAQ markets or the New York Stock Exchange as a result of a public offering at a price of at least $1.22451 per share and proceeds of at least $25 million. The Series D Shares also contain an embedded mandatory redemption provision which will occur at the earliest of: (a) 90 days following the date that William E. Horne is no longer serving as the Corporation's CEO and a majority of the Series D holders do not approve of his replacement, (b) William E Horne transfers more than 25% of the stock owned by him to a person not related to him or a current shareholder or (c) the Company's common stock is not listed on a NASDAQ market or the New York Stock Exchange within 30 months as a result of a public offering generating minimum net proceeds of at least $25 million (the "Trigger Date"). The redemption price to be paid is the greater of a) the Original Issue Price of $40.817, plus any accrued and unpaid dividends and (b) the fair market value of the Series D Shares on the redemption date. In lieu of redeeming the Series D Shares for cash, the holder may elect to receive "Trigger Event Warrants" equal to the number of shares of common stock the Series D Shares are convertible into on the Trigger Date. The Trigger Event Warrants will have a ten-year term from the date of redemption and allow the holders to purchase shares of common stock at a price equal to the lower of a) 0.50% of the Original Issue Price and b) the Series D conversion price on the Trigger Date.
Convertible, beneficial conversion feature	$ 623,000
Redemption put liability			$ 79,000		$ 267,000			$ 267,000				$ 614,000
Securities Purchase Agreement [Member] | Series D Shares [Member] | FWHC HOLDINGS, LLC [Member]
Preferred stock, par value, per share	$ 0.001
Sale of stock, price per share	40.817
Debt conversion price per share	0.40817
Securities Purchase Agreement [Member] | Series D Shares and Warrants [Member] | FWHC HOLDINGS, LLC [Member]
Share issued, price per share	0.28										$ 0.001
Debt conversion price per share	$ 0.24
Cumulative dividends, percentage	8.00%
Convertible, beneficial conversion feature	$ 623,045
Beneficial conversion feature, per share	$ 0.04
Preferred stock, discount on shares	$ 3,130,146
Redemption value of preferred stock	6,000,000										$ 100,000
Deemed dividends	60,493
Shares issued during period, value	$ 6,060,493
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series D Shares [Member]
Share issued, price per share		$ 40.817
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series D Warrants [Member]
Warrant term		10 years
Number of warrants to purchase common stock		14,669,757
Warrants exercise price, per share		$ 0.75
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Maximum [Member] | Series D Shares [Member]
Shares issued during period, new issues, shares		238,871

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.